Subsequent Events (Details) (Liberty, USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Liberty
Subsequent Event [Line Items]
Subsequent event dividend to parent	$ 1,400	$ 108